INCOME TAX EXPENSE - Income tax reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX EXPENSE
Loss before income tax	$ (71,476,322)	$ (42,397,279)	$ (16,432,308)
PRC preferential income tax rate as qualified TASE	15.00%	15.00%	15.00%
Income tax credit computed at PRC preferential income tax rate	$ (10,721,448)	$ (6,359,592)	$ (2,464,846)
Difference in income tax rates of overseas entities	10,549,985	5,286,487	2,492,721
Research and development super-deduction	(569,016)	(718,979)	(230,126)
Nondeductible expenses	1,054	1,238	3,306
Changes in valuation allowance	2,277,418	$ 1,790,846	$ 198,945
State tax	291,500
Others	127,880
Income tax expense	$ 1,701,613